Document and Entity Information	12 Months Ended
Jun. 30, 2020 shares
Document and Entity Information [Abstract]
Entity Registrant Name	IRSA INVESTMENTS & REPRESENTATIONS INC
Entity Central Index Key	0000933267
Document Type	20-F
Document Period End Date	Jun. 30, 2020
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Entity a Well-known Seasoned Issuer	No
Entity's Reporting Status Current	Yes
Entity a Voluntary Filer	Yes
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	578,676,460
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2020
Entity Incorporation State Country Code	C1
Entity Interactive Data Current	Yes
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false